ACADEMY VALUE FUND,
                  A SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS

                          SUPPLEMENT DATED JUNE 7, 1999
                      TO PROSPECTUS DATED NOVEMBER 30, 1998

Effective June 1, 1999, the Fund's Transfer Agent is:

ICA Fund Services Corp.
4455 East Camelback Road
Suite E261
Phoenix AZ 85018

The Transfer Agent's toll-free telephone number is 1-800-576-8229.

All correspondence, purchases by check and written redemption requests should be mailed to the address noted above. Payments by wire transfer will continue to be forwarded to the address noted in the Fund's Prospectus.

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                               TRENT EQUITY FUND,
                  A SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS

                          SUPPLEMENT DATED JUNE 7, 1999
                      TO PROSPECTUS DATED NOVEMBER 30, 1998

Effective June 1, 1999, the Fund's Transfer Agent is:

ICA Fund Services Corp.
4455 East Camelback Road
Suite E261
Phoenix AZ 85018

The Transfer Agent's toll-free telephone number is 1-800-576-8229.

All correspondence, purchases by check and written redemption requests should be mailed to the address noted above. Payments by wire transfer will continue to be forwarded to the address noted in the Fund's Prospectus.

                               MATRIX GROWTH FUND
                          MATRIX EMERGING GROWTH FUND,
                   SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS

                          SUPPLEMENT DATED JUNE 7, 1999
                       TO PROSPECTUS DATED APRIL 30, 1999

Effective June 1, 1999, the Funds' Transfer Agent is:

ICA Fund Services Corp.
4455 East Camelback Road
Suite E261
Phoenix AZ 85018

The Transfer Agent's toll-free telephone number is 1-800-576-8229.

All correspondence, purchases by check and written redemption and exchange requests should be mailed to the address noted above. Payments by wire transfer will continue to be forwarded to the address noted in the Funds' Prospectus.